Segments	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segments
Segments
The Company reports its business activities in five business segments: (1) Domestic Offshore, (2) International Offshore, (3) Inland, (4) Domestic Liftboats and (5) International Liftboats. The Company eliminates inter-segment revenue and expenses, if any.
In March 2012, the Company acquired an offshore jackup drilling rig, Hercules 266, for $40.0 million. The Company has entered into a three-year drilling contract with Saudi Aramco for the use of this rig with Saudi Aramco having an option to extend the term for an additional one-year period. This rig is currently undergoing upgrades and other contract specific refurbishments and the Company expects the rig to commence work under the contract in the second quarter of 2013.
During April 2012, the Kingfish, a 230 class liftboat, began its mobilization from the U.S. Gulf of Mexico to the Middle East, where it underwent upgrades prior to becoming reactivated. The vessel commenced work in November 2012.
During November 2012, the decision was made to reactivate one of our previously cold stacked rigs, Hercules 209. Hercules 209 is currently in the shipyard undergoing repairs and upgrades for reactivation and is expected to be available for work in the second quarter of 2013.
The following describes the Company's reporting segments as of December 31, 2012:
Domestic Offshore — includes 29 jackup rigs in the U.S. Gulf of Mexico that can drill in maximum water depths ranging from 85 to 350 feet. Nineteen of the jackup rigs are either under contract or available for contracts and ten are cold stacked.
International Offshore — includes eight jackup rigs outside of the U.S. Gulf of Mexico. We have three jackup rigs contracted offshore in Saudi Arabia, one jackup rig contracted offshore in Myanmar and one jackup rig contracted offshore in Cameroon. In addition, we have one jackup rig warm stacked and one jackup rig cold stacked in Bahrain as well as one jackup rig cold stacked in Malaysia. In addition to owning and operating our own rigs, we have the Construction Management Agreement and the Services Agreement with Discovery Offshore with respect to each of its two rigs (See Note 2).
Inland — includes a fleet of four conventional and ten posted barge rigs that operate inland in marshes, rivers, lakes and shallow bay or coastal waterways along the U.S. Gulf Coast. Three of our inland barges are either under contract or available and eleven are cold stacked.
Domestic Liftboats — includes 39 liftboats in the U.S. Gulf of Mexico. Thirty-two are operating or available for contracts and seven are cold stacked.
International Liftboats — includes 24 liftboats. Nineteen are operating or available for contracts offshore West Africa, including five liftboats owned by a third party, two are cold stacked offshore West Africa and three are operating or available for contracts in the Middle East region.
The Company’s jackup rigs and submersible rigs are used primarily for exploration and development drilling in shallow waters. The Company’s liftboats are self-propelled, self-elevating vessels with a large open deck space, which provides a versatile, mobile and stable platform to support a broad range of offshore maintenance and construction services throughout the life of an oil or natural gas well.
The results of operations of the Domestic Liftboats and Inland segments are reflected in the Consolidated Statements of Operations for the three years ended December 31, 2012, 2011 and 2010, as discontinued operations and the Company has recast the financial information in this footnote as it relates to the Consolidate Statements of Operations to exclude these discontinued operations (See Notes 1 and 6). The remaining assets of the Inland segment, which included spare equipment, one cold stacked barge and a barge that will be used as a training rig, have been transferred to the Domestic Offshore segment. The historical results of Domestic Offshore have been recast to include the operating results of these assets. In 2008 (2 vessels), 2009 (4 vessels) and 2012 (1 vessel), the Company transferred certain assets from its Domestic Liftboats segment to its International Liftboats segment. The historical results generated by these assets that were previously reported in the Domestic Liftboats segment are reported in the International Liftboats segment. As a result of these transfers, the historical results of International Liftboats have also been recast to include the operating results of these assets.
Information regarding the Company's reportable segments is as follows:

	Year Ended December 31, 2012			Year Ended December 31, 2011
	Revenue	Income (Loss) from Operations	Depreciation and Amortization	Revenue	Income (Loss) from Operations	Depreciation and Amortization
		(in thousands)			(in thousands)
Domestic Offshore (a)	$355,762	$8,755	$76,890	$217,450	$(49,101)	$73,901
International Offshore (b)	135,047	(59,205)	45,577	237,047	57,842	52,278
International Liftboats	127,416	38,148	17,213	120,074	32,149	20,693
	$618,225	$(12,302)	$139,680	$574,571	$40,890	$146,872
Corporate	—	(47,425)	2,649	—	(47,302)	2,605
Total Company	$618,225	$(59,727)	$142,329	$574,571	$(6,412)	$149,477
  _____________________________

(a)	2012 Income (Loss) from Operations for the Company's Domestic Offshore segment includes an asset impairment charge of $25.5 million (See Note 12).

(b)
2012 Income (Loss) from Operations for the Company's International Offshore segment includes an asset impairment charge of $82.7 million (See Note 12). In addition, Income (Loss) from Operations for the Company's International Offshore segment includes a gain on the sale of Platform Rig 3 of $18.4 million and a gain on Hercules 185 insurance settlement of $27.3 million (See Notes 6 and 17).

	Year Ended December 31, 2010
	Revenue	Income (Loss) from Operations	Depreciation and Amortization
		(in thousands)
Domestic Offshore (a)	$124,063	$(197,797)	$82,898
International Offshore (b)	291,516	56,878	58,275
International Liftboats	121,535	39,573	18,617
	$537,114	$(101,346)	$159,790
Corporate	—	(39,335)	3,177
Total Company	$537,114	$(140,681)	$162,967
 _____________________________

(a)	2010 Income (Loss) from Operations includes an impairment of property and equipment charge of $84.7 million.

(b)	2010 Income (Loss) from Operations includes an impairment of property and equipment charge of $38.0 million.

	Total Assets
	December 31, 2012	December 31, 2011
	(in thousands)
Domestic Offshore	$980,973	$890,339
International Offshore	649,565	705,831
Inland	107,349	119,356
Domestic Liftboats	74,824	82,234
International Liftboats	147,823	154,974
Corporate	56,096	53,970
Total Company	$2,016,630	$2,006,704

	Year Ended December 31,
	2012	2011	2010
		(in thousands)
Capital Expenditures and Deferred Drydocking Expenditures:
Domestic Offshore	$42,016	$27,088	$11,133
International Offshore (a)	114,235	4,324	6,469
Inland	1,560	213	758
Domestic Liftboats	9,692	11,866	9,987
International Liftboats	8,489	11,217	7,470
Delta Towing	—	301	927
Corporate	2,613	213	314
Total Company	$178,605	$55,222	$37,058
  _____________________________

(a)	2012 Includes the purchase of Hercules 266 as well as related upgrades, contract specific refurbishments and mobilization costs.
A substantial portion of the Company’s assets are mobile. Asset locations at the end of the period are not necessarily indicative of the geographic distribution of the revenue generated by such assets during the periods. The following tables present revenue and long-lived assets by country based on the location of the service provided:

	Year Ended December 31,
	2012	2011	2010
		(in thousands)
Operating Revenue:
United States	$356,042	$221,419	$128,982
Nigeria	105,176	98,256	97,163
Saudi Arabia	55,911	93,920	103,712
India	56	61,925	130,533
Other (a)	101,040	99,051	76,724
Total	$618,225	$574,571	$537,114

	As of December 31,
	2012	2011
	(in thousands)
Long-Lived Assets:
United States	$883,308	$1,034,511
Nigeria	83,979	99,812
Saudi Arabia	261,433	253,708
India	—	39,446
Other (a)	309,303	229,225
Total	$1,538,023	$1,656,702
  _____________________________

(a)	Other represents countries in which the Company operates that individually had operating revenue or long-lived assets representing less than 10% of total operating revenue or total long-lived assets.

Sales to Major Customers
The Company’s customers primarily include major integrated energy companies, independent oil and natural gas operators and national oil companies. Sales to customers exceeding 10 percent or more of the Company’s total revenue from continuing operations in any of the past three years are as follows:

	Year Ended December 31,
	2012	2011	2010
Chevron Corporation (a)	16%	24%	16%
Saudi Aramco (b)	7	15	17
Oil and Natural Gas Corporation Limited (b)	—	11	24
  _____________________________

(a)	Revenue included in the Company’s Domestic Offshore, International Offshore and International Liftboats segments.

(b)	Revenue included in the Company’s International Offshore segment.